DEBT (Details) $ in Thousands	1 Months Ended				6 Months Ended
	Jun. 30, 2019 USD ($) shares	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) vessel
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	$ 128,091			$ 120,479	$ 128,091
Long-term debt	1,624,097			1,610,293	1,624,097
Debt issuance costs, gross	8,900			9,800	8,900
Assets pledged [Abstract]
Vessels and equipment, net	2,603,612			$ 2,475,649	2,603,612
Term loan facility $110.5 million CS
Debt Instrument [Line Items]
Debt instrument, increase (decrease), net					(55,300)
Debt instrument, face amount	110,500				$ 110,500
Number of vessels transferred from WIP | vessel					1
Term loan facility $110.5 million
Debt Instrument [Line Items]
Debt instrument, face amount		$ 110,500
Term loan facility $4.1 million additional tranche
Debt Instrument [Line Items]
Debt instrument, face amount		4,100
Term loan facility $4.1 million and $110.5 million ING
Debt Instrument [Line Items]
Debt instrument, increase (decrease), net		$ (55,300)
Term loan facility $15 million amendments
Debt Instrument [Line Items]
Debt instrument, face amount	15,000				$ 15,000
Term loan facility amendments CS total
Debt Instrument [Line Items]
Debt instrument, increase (decrease), net	(30,000)
Debt instrument, face amount	30,000				30,000
Senior unsecured facility $275.0 million
Debt Instrument [Line Items]
Debt instrument, increase (decrease), net					66,000
Debt instrument, face amount	275,000				275,000
Debt instrument, unused borrowing capacity, amount	155,000				155,000
Promissory note
Debt Instrument [Line Items]
Debt instrument, face amount	21,000				21,000
Short-term debt and current portion of long-term debt	1,900				1,900
Long-term debt	19,100				19,100
Golden Ocean
Debt Instrument [Line Items]
Marketable securities, number of securities disposed (in shares) | shares				1,260,358
Proceeds from sale and maturity of marketable securities	$ 6,700		$ 6,600	$ 7,700
Forward contract, number of securities to be repurchased | shares	1,300,000		1,300,000	1,300,000
Payments to acquire marketable securities	$ 100		$ 1,000
Secured debt, repurchase agreements	6,700		$ 6,600	$ 7,700	6,700
Restricted debt securities	$ 6,700				$ 6,700
VLCC
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel					4